Cover	6 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42740
Entity Registrant Name	Robot Consulting Co., Ltd.
Entity Central Index Key	0002007599
Entity Address, Address Line One	Le Gratteciel Building 2, 6th Floor
Entity Address, Address Line Two	5-22-6 Shimbashi
Entity Address, Address Line Three	Minato Ward
Entity Address, City or Town	Tokyo
Entity Address, Postal Zip Code	105-0004